PREPAID AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2021
PREPAID AND OTHER CURRENT ASSETS, NET
Schedule of Prepaid and Other Current Assets, Net

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Prepaid input value-added tax	3,938	4,069
Staff advances	3,175	3,723
Rental deposits	2,860	2,826
Prepayments to suppliers	8,421	9,209
Subsidy receivable (Note iii)	4,522	4,567
Others (Note iv)	14,111	8,510
Total before allowance for doubtful accounts	121,827	117,704
Less: allowance for doubtful accounts	(70)	(70)
Total	121,757	117,634

Schedule of Allowance for Doubtful Accounts

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Balance at beginning of year/period	(70)	(4,339)
Addition (Note v)	—	(1,046)
Written off (Note v)	—	5,315
Balance at end of year/period	(70)	(70)